EMPLOYEE BENEFIT LIABILITIES, NET (Schedule of Expenses Recognized in Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Current service cost	$ 292	$ 356	$ 359
Interest expenses, net	25	23	20
Current service cost (income) due to the transfer of real yield from the compensation component to the royalties' component in executive insurance policies before 2004.	3	(7)	5
Total employee benefit expenses	320	372	384
Actual (negative) return on plan assets	$ 171	$ 119	$ 22